16. Borrowings and financing	12 Months Ended
Dec. 31, 2017
Borrowings And Financing
Borrowings and financing
Borrowings and financing outstanding balance	December 31, 2017			December 31, 2016
Financial institution	Current	Noncurrent	Total	Current	Noncurrent	Total
Local currency
10th issue debentures	41,702	80,953	122,655	40,967	120,343	161,310
12th issue debentures	45,450	294,702	340,152	45,450	340,165	385,615
14th issue debentures	40,503	141,351	181,854	39,802	178,571	218,373
15th issue debentures	346,414	345,788	692,202	97,692	672,657	770,349
17th issue debentures	144,391	781,922	926,313	140,144	904,094	1,044,238
18th issue debentures	33,020	194,872	227,892	32,436	223,840	256,276
19th issue debentures	-	-	-	199,461	-	199,461
20th issue debentures	250,000	246,890	496,890	-	495,533	495,533
21st issue debentures	-	499,628	499,628	-	-	-
Brazilian Federal Savings Bank	78,487	1,154,599	1,233,086	59,199	1,088,160	1,147,359
Brazilian Development Bank - BNDES BAIXADA SANTISTA	16,782	16,782	33,564	16,603	33,207	49,810
Brazilian Development Bank - BNDES PAC	11,143	50,028	61,171	10,987	60,293	71,280
Brazilian Development Bank - BNDES PAC II 9751	4,334	22,991	27,325	4,288	27,007	31,295
Brazilian Development Bank - BNDES PAC II 9752	2,367	19,526	21,893	2,341	21,659	24,000
Brazilian Development Bank - BNDES ONDA LIMPA	23,469	146,461	169,930	23,219	168,083	191,302
Brazilian Development Bank - BNDES TIETÊ III	30,378	280,825	311,203	30,054	307,862	337,916
Brazilian Development Bank - BNDES 2015	10,050	397,922	407,972	-	233,967	233,967
Leases	17,573	544,044	561,617	14,914	537,602	552,516
Other	1,466	9,477	10,943	746	10,829	11,575
Interest and charges	101,855	-	101,855	121,605	-	121,605
Total in local currency	1,199,384	5,228,761	6,428,145	879,908	5,423,872	6,303,780

Borrowings and financing outstanding balance	December 31, 2017			December 31, 2016
Financial institution	Current	Noncurrent	Total	Current	Noncurrent	Total
Foreign currency
Inter-American Development Bank - BID 713 (US$ 25,097 thousand in December 2016)	-	-	-	81,794	-	81,794
Inter-American Development Bank - BID 1212 – US$ 82,225 thousand (US$ 92,503 thousand in December 2016)	34,000	238,000	272,000	33,499	267,979	301,478
Inter-American Development Bank - BID 2202 – US$ 444,871 thousand (US$ 438,071 thousand in December 2016)	81,757	1,375,358	1,457,115	75,143	1,339,803	1,414,946
International Bank of Reconstruction and Development -BIRD – US$ 91,286 thousand (US$ 79,946 thousand in December 2016)	-	301,665	301,665	-	260,224	260,224
Deutsche Bank – US$ 150,000 thousand (US$ 150,000 thousand in December 2016)	248,100	242,343	490,443	-	480,244	480,244
Eurobonds – US$ 350,000 thousand (US$ 350,000 thousand in December 2016)	-	1,155,331	1,155,331	-	1,137,395	1,137,395
JICA 15 – ¥ 13,829,160 thousand (¥ 14,981,590 thousand in December 2016)	33,881	372,696	406,577	32,175	386,111	418,286
JICA 18 – ¥ 12,433,920 thousand (¥ 13,470,080 thousand in December 2016)	30,463	334,849	365,312	28,930	346,889	375,819
JICA 17 – ¥ 1,534,959 thousand (¥ 1,596,251 thousand in December 2016)	2,507	41,835	44,342	1,205	42,675	43,880
JICA 19 – ¥ 29,777,232 thousand (¥ 27,596,009 thousand in December 2016)	-	873,383	873,383	-	768,463	768,463
BID 1983AB – US$ 82,404 thousand (US$ 106,346 thousand in December 2016)	79,201	189,990	269,191	78,030	263,921	341,951
Interest and charges	37,462	-	37,462	35,883	-	35,883
Total in foreign currency	547,371	5,125,450	5,672,821	366,659	5,293,704	5,660,363

Total borrowings and financing	1,746,755	10,354,211	12,100,966	1,246,567	10,717,576	11,964,143

Exchange rate as of December 31, 2017: US$ 3.3080; ¥ 0,02940 (as of December 31, 2016: US$ 3.2591; ¥ 0.02792).

As of December 31, 2017, the Company did not record balances of borrowings and financing raised during the year to mature within 12 months.

Local currency	Guarantees	Maturity	Annual interest rates	Inflation adjustment

10th issue debentures	Own funds	2020	TJLP +1.92% (Series 1 and 3) and 9.53% (Series 2)	IPCA (Series 2)
12th issue debentures	Own funds	2025	TR + 9.5%
14th issue debentures	Own funds	2022	TJLP +1.92% (Series 1 and 3) and 9.19% (Series 2)	IPCA (Series 2)
15th issue debentures	Own funds	2019	CDI + 0.99% (Series 1) and 6.2% (Series 2)	IPCA (Series 2)
17th issue debentures	Own funds	2023	CDI +0.75 (Series 1) and 4.5% (Series 2) and4.75% (Series 3)	IPCA (Series 2 and 3)
18th issue debentures	Own funds	2024	TJLP 1.92% (Series 1 and 3) and 8.25% (Series 2)	IPCA (Series 2)
19th issue debentures	Own funds	2017	CDI + 0.80% to 1.08%
20th issue debentures	Own funds	2019	CDI + 3.80%
21st issue debentures	Own funds	2022	CDI + 0.60% and CDI+ 0.90%
Brazilian Federal Savings Bank	Own funds	2018/2038	5% to 9.5%	TR
Brazilian Development Bank - BNDES BAIXADA SANTISTA	Own funds	2019	2.5%+TJLP
Brazilian Development Bank - BNDES PAC	Own funds	2023	2.15%+TJLP
Brazilian Development Bank - BNDES PAC II 9751	Own funds	2027	1.72%+TJLP
Brazilian Development Bank - BNDES PAC II 9752	Own funds	2027	1.72%+TJLP
Brazilian Development Bank - BNDES ONDA LIMPA	Own funds	2025	1.92%+TJLP
Brazilian Development Bank - BNDES TIETÊ III	Own funds	2028	1.66%+TJLP
Brazilian Development Bank - BNDES 2015	Own funds	2035	2.5%+TJLP
Leases		2035	7.73% to 10.12%	IPC
Other	Own funds	2018/2025	12% (Presidente Prudente) and TJLP + 1.66% (FINEP)	TR

Foreign currency	Guarantees	Maturity	Annual interest rates	Exchange rate changes

Inter-American Development Bank - BID 1212 – US$ 82,225 thousand	Government	2025	2.74% (*)	US$
Inter-American Development Bank - BID 2202 - US$ 444,871 thousand	Government	2035	2.33% (*)	US$
International Bank for Reconstruction and Development - BIRD US$ 91.286 thousand	Government	2034	1.71% (*)	US$
Deutsche Bank US$ 150,000 thousand	-	2019	Libor+4.50%(*)	US$
Eurobonds – US$ 350,000 thousand	-	2020	6.25%	US$
JICA 15 – ¥ 13,829,160 thousand	Government	2029	1.8% and 2.5%	Yen
JICA 18 – ¥ 12,433,920 thousand	Government	2029	1.8% and 2.5%	Yen
JICA 17– ¥ 1,534,959 thousand	Government	2035	1.2% and 0.01%	Yen
JICA 19– ¥ 29,777,232 thousand	Government	2037	1.7% and 0.01%	Yen
BID 1983AB – US$ 82,404 thousand	-	2023	Libor + 1.88% to 2.38% (*)	US$

(*)Rates comprising LIBOR + contractually defined spread.

(i)     Payment schedule – accounting balances as of December 31, 2017

	2018	2019	2020	2021	2022	2023	2024 to 2038	TOTAL
LOCAL CURRENCY
Debentures	901,480	1,022,262	576,364	375,660	354,807	159,790	97,223	3,487,586
Brazilian Federal Savings Bank	78,487	69,516	71,998	75,721	79,743	71,768	785,853	1,233,086
BNDES	98,523	112,594	94,467	94,019	94,019	88,335	451,101	1,033,058
Leasing	17,573	32,766	34,384	36,143	38,056	40,775	361,920	561,617
Other	1,466	1,370	1,370	1,370	1,370	1,370	2,627	10,943
Interest and charges	101,855	-	-	-	-	-	-	101,855
TOTAL IN LOCAL CURRENCY	1,199,384	1,238,508	778,583	582,913	567,995	362,038	1,698,724	6,428,145
FOREIGN CURRENCY
BID	115,757	115,757	115,757	115,757	115,757	115,758	1,034,572	1,729,115
BIRD	-	10,056	20,112	20,112	20,112	20,113	211,160	301,665
Deutsche Bank	248,100	242,343	-	-	-	-	-	490,443
Eurobonds	-	-	1,155,331	-	-	-	-	1,155,331
JICA	66,851	114,173	114,173	114,173	114,173	114,173	1,051,898	1,689,614
BID 1983AB	79,201	58,526	58,526	25,446	25,446	22,046	-	269,191
Interest and charges	37,462	-	-	-	-	-	-	37,462
TOTAL IN FOREIGN CURRENCY	547,371	540,855	1,463,899	275,488	275,488	272,090	2,297,630	5,672,821
Overall Total	1,746,755	1,779,363	2,242,482	858,401	843,483	634,128	3,996,354	12,100,966

(ii)   Changes

	December 31, 2016	Funding	Borrowings costs	Lease	Monetary variation and exchange rate changes	Inflation adjustment / update incorporated interest - Capitalized	Interest and fees paid	Amortization	Accrued interest	Provision for interest and fees - Capitalized	Borrowings costs- expenses	December 31, 2017

LOCAL CURRENCY
Debentures	3,641,912	500,000	(1,157)	-	51,768	-	(301,493)	(597,794)	176,780	103,215	3,611	3,576,842
Brazilian Federal Savings Bank	1,150,691	144,654	-	-	5,495	1,415	(95,854)	(65,836)	78,283	17,826	-	1,236,674
BNDES	946,984	171,153	-	-	5,405	2,512	(78,466)	(87,993)	33,938	48,294	209	1,042,036
Leasing	552,516	-	-	24,693	-	-	-	(15,593)	-	-	-	561,616
Other	11,677	-	-	-	116	-	(876)	(750)	779	31	-	10,977
TOTAL IN LOCAL CURRENCY	6,303,780	815,807	(1,157)	24,693	62,784	3,927	(476,689)	(797,966)	289,780	169,366	3,820	6,428,145

FOREIGN CURRENCY
BID	1,811,664	96,889	(2,497)	-	(15,193)	40,228	(38,654)	(189,280)	22,547	16,803	750	1,743,257
BIRD	261,337	35,710	-	-	2,874	2,837	(4,049)	-	3,662	888	19	303,278
Deutsche Bank	485,090	-	(720)	-	7,335	-	(31,774)	-	21,286	11,925	3,584	496,726
Eurobonds	1,141,469	-	-	-	17,115	-	(85,338)	-	55,046	29,529	821	1,158,642
JICA	1,617,215	63,909	(287)	-	82,563	2,525	(28,652)	(65,702)	27,602	1,115	160	1,700,448
BID 1983AB	343,588	-	(82)	-	1,609	-	(10,931)	(75,610)	6,858	3,715	1,323	270,470
TOTAL IN FOREIGN CURRENCY	5,660,363	196,508	(3,586)	-	96,303	45,590	(199,398)	(330,592)	137,001	63,975	6,657	5,672,821
Overall Total	11,964,143	1,012,315	(4,743)	24,693	159,087	49,517	(676,087)	(1,098,558)	426,781	233,341	10,477	12,100,966

	December 31, 2015	Funding	Borrowings costs	Lease	Monetary variation and exchange rate changes	Inflation adjustment / update incorporated interest - Capitalized	Interest and fees paid	Amortization	Accrued interest	Provision for interest and fees - Capitalized	Borrowings costs- expenses	December 31, 2016

LOCAL CURRENCY
Debentures	4,203,127	-	(1,241)	-	105,385	-	(375,027)	(663,468)	214,245	154,814	4,077	3,641,912
Brazilian Federal Savings Bank	1,067,464	113,310	-	-	15,619	6,405	(89,896)	(52,315)	63,813	26,291	-	1,150,691
BNDES	696,329	313,072	(2,242)	-	-	-	(55,806)	(76,469)	38,172	33,768	160	946,984
Leasing	534,894	-		32,111	-	-	-	(14,489)	-	-	-	552,516
Other	1,962	10,014	-	-	31	-	(905)	(655)	1,149	81	-	11,677
TOTAL IN LOCAL CURRENCY	6,503,776	436,396	(3,483)	32,111	121,035	6,405	(521,634)	(807,396)	317,379	214,954	4,237	6,303,780

FOREIGN CURRENCY
BID	2,194,353	113,543	(3,819)	-	(396,817)	37,412	(42,429)	(133,063)	21,792	20,100	592	1,811,664
BIRD	238,940	59,983	-	-	(40,213)	1,971	(1,876)	-	1,916	597	19	261,337
Deutsche Bank	-	469,020	(9,167)	-	19,845	-	-	-	2,042	2,804	546	485,090
Eurobonds	1,922,256	-	-	-	(334,915)	-	(128,283)	(437,752)	69,002	50,239	922	1,141,469
JICA	1,756,969	188,755	(468)	-	(259,455)	5,771	(33,799)	(73,854)	30,791	2,362	143	1,617,215
BID 1983AB	505,306	-	(236)	-	(78,910)	-	(11,923)	(83,247)	6,548	4,772	1,278	343,588
TOTAL IN FOREIGN CURRENCY	6,617,824	831,301	(13,690)	-	(1,090,465)	45,154	(218,310)	(727,916)	132,091	80,874	3,500	5,660,363
Overall Total	13,121,600	1,267,697	(17,173)	32,111	(969,430)	51,559	(739,944)	(1,535,312)	449,470	295,828	7,737	11,964,143

(a)         Debentures

Balance as of December 31, 2017 is stated net of borrowings costs in the amount of R$ 6,223 (R$ 8,163 as of December 31, 2015), which will be amortized during the same maturity period of each contract.

(i)                Main events

As of January 16, 2017, the Company amortized the second installment of the 17th issue of series 1, totaling R$ 140,144.

As of February 15, 2017, the Company fully amortized the 15th issue of series 1, totaling R$ 104,809, referring to principal and interest.

As of June 20, 2017, the Company fully amortized the 19th debenture issue, totaling R$ 212,648, referring to principal and interest.

As of July 13, 2017, the Company held the 21st issue of unsecured debentures, not convertible into shares, totaling R$ 500,000, in two series, the first of which totaling R$ 150,000, in a single installment maturing on June 15, 2020 and remuneration by the CDI + 0.60% p.a., and the second series, totaling R$ 350,000, in two installments maturing on June 15, 2021 and June 15, 2022, respectively and remuneration by the CDI + 0.90% p.a. The proceeds of the debenture issue will be allocated to refinance financial commitments maturing in 2017 and to recompose the Company’s cash.

The covenants agreed for the 21st issue debentures are:

Calculated every quarter upon the disclosure of interim or annual financial statements:

- Net debt/EBITDA: lower than or equal to 3.65;

- Adjusted EBITDA/paid financial expenses: equal to or higher than 1.5;

- Disposal of operating assets, extinguishment of license, loss of concession or loss of Issuer’s capacity to execute and operate the basic sanitation public utilities in areas of the State of São Paulo territory, which considered individually or jointly during the deed’s effectiveness, result in a reduction of net sales revenue and/or services revenue of the Issuer exceeding twenty-five percent (25%). The limit established above will be calculated quarterly, taking into account the Issuer’s operating income for the twelve (12) months preceding the end of each quarter and applying the financial information disclosed by the Issuer.

Non-compliance with the covenant clauses, during, at least, two consecutive quarters, or also two nonconsecutive quarters within a twelve-month period shall result in the early maturity of the agreement.

The indenture has a cross acceleration clause, i.e., the early maturity of any of the Company’s debts, in and individual or aggregate amount equal to or higher than R$ 145 million, adjusted by the IPCA inflation index as of the issue date, constitutes a default event and may result in the early maturity of the obligations arising from the Debentures.

(ii)             Covenants

For the outstanding contracts, the Company has the following restrictive clauses “covenants”:

Applicable to the 10th issue, 14th issue and 18th issue:

Financial covenants applicable to the financing agreements entered into with the BNDES, except for agreement no. 08.2.0169.1 (PAC):

The financing agreements entered into with the BNDES specify two ranges in which the Company needs to maintain its Adjusted EBITDA / Adjusted Financial Expenses, Adjusted Net Debt / Adjusted EBITDA, and Other Onerous Debt / Adjusted EBITDA ratios.

These agreements also specify a guarantee mechanism in which the Company needs to ensure that a portion of the monthly receivables amount is daily recorded in a fiduciary account linked to the BNDES.   In this process, every day, after the BNDES notifies the depositary bank that the Company is not in default, this portion of the monthly receivables amount is transferred to a Company current account.

The renegotiated/amended covenants are:

A.   Maintenance of the following ratios, quarterly calculated and related to accrued amounts over the last 12 months, upon the disclosure of reviewed interim financial statements or audited annual financial statements entails the need to record R$ 225.9 million per month in a fiduciary account linked to the BNDES:

·       Adjusted EBITDA / Adjusted financial expenses equal to or higher than 3.50;

·       Adjusted net debt / Adjusted EBITDA equal to or lower than 3.00;

·       Other onerous debt(*) / Adjusted EBITDA equal to or lower than 1.00.

(*) “Other Onerous Debts” correspond to the sum of social security liabilities, health care plan, installment payment of tax debts and installment payment of debts with the Electricity supplier.

B.   In case of failure to comply with one or more ratios specified in item A, in two or more quarters, consecutive or not, within twelve months, the Company will be failing to comply with the first range of ratios and the portion of the monthly receivables to be recorded in a fiduciary account linked to the BNDES will be automatically increased by 20%, if the ratios are maintained in the following range:

·       Adjusted EBITDA / Adjusted financial expenses lower than 3.50 and equal to or higher than 2.80;

·       Adjusted net debt / adjusted EBITDA equal to or lower than 3.80 and higher than 3.00;

·       Other onerous debt / Adjusted EBITDA equal to or lower than 1.30 and higher than 1.00.

C.    The failure to achieve one or more than one ratio stipulated in item B, and/or the Company does not comply with the automatic reinforcement of guarantee under the terms of item B, the Company will be failing to comply with the covenant terms and the BNDES may, at its sole discretion:

·       require the creation of additional guarantees, not below 30 days, within term to be defined by it through notice;

·       suspend the release of funds; and/or

·       declare the early maturity of the financing agreements.

As of December 31, 2017, the amount of R$ 225.9 million was guaranteed for the agreements above (excluding the guarantee of agreement no 08.2.0169.1).

Financial covenants applicable to financing agreement no 08.2.0169.1 entered into with the BNDES:

·       Adjusted EBITDA / adjusted net operating revenue: equal to or higher than 38%;

·       Adjusted EBITDA /adjusted financial expenses: equal to or higher than 2.35;

·       Adjusted net debt / adjusted EBITDA: equal to or lower than 3.20.

The BNDES will annually verify if the ratios have been complied with by analyzing the annual audited financial statements, which must be presented to the BNDES or published by April 30 of the subsequent year referring to the financial statements. If the Company complies, cumulatively, with the ratios above, the BNDES will reduce the interest stipulated in the agreement from 2.15% p.a. to 1.82% p.a., from June 16 of the year when the analysis is carried out to June 15 of the subsequent year.

The agreements also have a cross default clause, i.e., the early maturity of any of the Company’s debts, the amount of which may anyhow compromise the settlement of its obligations provided for in the Indenture deed shall imply the early maturity of such agreement.

Applicable to the 12th issue:

Calculated every quarter upon the disclosure of interim or annual financial statements:

- Adjusted current ratio (current assets divided by current liabilities, excluding from current liabilities the current portion of noncurrent debts incurred by the Company that are recorded in current liabilities) higher than 1.0;

- EBITDA to paid financial expenses ratio equal to or higher than 1.5;

- Disposal of operating assets, extinguishment of license, loss of concession or loss of Issuer’s capacity to execute and operate the basic sanitation public utilities in areas of the State of São Paulo territory, which considered individually or jointly during the contract’s effectiveness, result in a reduction of net sales revenue and/or services revenue of the Issuer exceeding twenty-five percent (25%). The limit established above will be calculated quarterly, taking into account the Issuer’s operating income for the twelve (12) months preceding the end of each quarter and applying the financial information disclosed by the Issuer; and

Noncompliance with these obligations only will be characterized when verified in its interim financial statements, during at least, two consecutive quarters, or also two nonconsecutive quarters within a twelve-month period.

In case of noncompliance with the covenants, the trustee should call an extraordinary debenture holders' meeting within 48 hours from the acknowledgement of the noncompliance to resolve on the declaration of early maturity of the debentures.

This issue has an early maturity clause, in case there is a downgrade, by more than two levels, of the “brAA-” risk rating in national scale originally attributed to this issue’s Debentures by the Rating Agency, always taking into consideration the Standard & Poor’s rating table. As of December 31, 2017, SABESP’s rate was “brAA-”.

The agreement also has a cross default clause, i.e. the early maturity of any of the Company’s debts, equal to or exceeding R$ 50 million, adjusted by IPCA variation as of the issue date, due to contractual default, the amount of which may anyhow compromise the settlement of the Company’s monetary obligations arising from the Issue, shall imply the early maturity of this agreement.

Applicable to the 15th issue, 17th issue and 20th issues:

Calculated every quarter upon the disclosure of interim or annual financial statements:

- Adjusted total Debt/EBITDA: lower than or equal to 3.65;

- EBITDA/ paid financial expenses: equal to or higher than 1.5;

- Disposal of operating assets, extinguishment of license, loss of concession or loss of Issuer’s capacity to execute and operate the basic sanitation public utilities in areas of the State of São Paulo territory, which considered individually or jointly during the contract’s effectiveness, result in a reduction of net sales revenue and/or services revenue of the Issuer exceeding twenty-five percent (25%). The limit established above will be calculated quarterly, taking into account the Issuer’s operating income for the twelve (12) months preceding the end of each quarter and applying the financial information disclosed by the Issuer; and

Non-compliance with the covenant clauses, during, at least, two consecutive quarters, or also two nonconsecutive quarters within a twelve-month period shall result in the early maturity of the agreement.

The agreements have a cross acceleration clause, i.e., the early maturity of any of the Company’s debts, equal to or exceeding R$ 90 million (for the 19th and 20th issues, amount equal to or exceeding R$ 120 million), adjusted by IPCA variation as of the issue date, due to contractual default, the amount of which may compromise the settlement of the Company’s monetary obligations arising from the Issue, will result in the early maturity of these agreements.

Applicable to 21st issue:

Calculated every quarter upon the disclosure of interim or annual financial statements:

- Net debt/EBITDA: lower than or equal to 3.65;

- EBITDA/paid financial expenses: equal to or higher than 1.5;

- Disposal of operating assets, extinguishment of license, loss of concession or loss of Issuer’s capacity to execute and operate the basic sanitation public utilities in areas of the State of São Paulo territory, which considered individually or jointly during the deed’s effectiveness, result in a reduction of net sales revenue and/or services revenue of the Issuer exceeding twenty-five percent (25%). The limit established above will be calculated quarterly, taking into account the Issuer’s operating income for the twelve (12) months preceding the end of each quarter and applying the financial information disclosed by the Issuer.

Non-compliance with the covenant clauses, during, at least, two consecutive quarters, or also two nonconsecutive quarters within a twelve-month period shall result in the early maturity of the agreement.

The agreement have a cross acceleration clause, i.e., the early maturity of any of the Company’s debts, equal to or exceeding R$ 145 million, adjusted by IPCA variation as of the issue date, result in an event of default that result in the early maturity of these agreements.

(b)      Brazilian Federal Savings Bank - CEF

(i)                Main events

Funding totaled R$ 144,654 in 2017, mainly related to the agreements in progress of the Growth Acceleration Program (PAC).

In 2017, amortization totaled R$ 65,836.

The guarantee for financing agreements entered into with the Brazilian Federal Savings Bank is the recognition of a portion of tariffs in an account for this purpose with the Brazilian Federal Savings Bank, which should maintain a flow equal to or at least three times the amount of the monthly charges, during the grace period, based on interest, the management fee and the credit risk rate and, during the amortization phase, based on the principal, interest, the management fee and the credit risk rate. Additionally, the Company maintains a reserve account, linked to financing agreements, in the Brazilian Federal Savings Bank, which is maintained during the entire term the agreements, where an amount is accrued equivalent to a monthly charge, composed of, during the grace period, interest, the management fee and the credit risk rate and, during the amortization phase, of the principal, interest, the management fee and the credit risk rate.

(ii)    Covenants

The agreements have a cross default clause, i.e., the early maturity of any of the Company’s debts, due to contractual default, the occurrence of which may anyhow compromise the settlement of its monetary obligations deriving from these contracts shall imply the early maturity.

(c)      BNDES

Balance as of December 31, 2017 is stated net of borrowings costs in the amount of R$ 2,793 (R$ 3,517 on December 31, 2016), which will be amortized during the same maturity period of each contract.

(i)                Main events

In 2017, funding from current contracts totaled R$ 171,153, mainly referring to the BNDES 2015 agreement, in the amount of R$ 170,000.

In 2017, amortization totaled R$ 87,993.

Loans are collateralized by part of revenues from the provision of water and sewage services, up to the total amount of the outstanding balance.

(ii)             Covenants

The agreements entered into with the BNDES have standardized financial covenants, as described in item (a), (ii), covenants applicable to the 10th issue, 14th  issue and 18th  issue, of this Note.

(d)      Leasing

The Company has lease agreements signed as Assets Lease.  During the construction period, works are capitalized to intangible assets in progress and the lease amount is recorded at the same proportion. Works are estimated to be concluded in 2019.

After startup, the lease payment period starts (240 monthly installments), whose amount is periodically restated by contracted price index.

(e)      Eurobonds

Balance as of December 31, 2017 is net of borrowing costs in the amount of R$ 2,470 (R$ 3,290 as of December 31, 2016), which will be amortized during the same maturity period of the contract.

(i)    Covenants

The contract has the following restrictive clauses “covenants”:

Calculated every quarter upon the disclosure of interim or annual financial statements:

Restrict the funding of new debts so that:

-   Adjusted total debt to EBITDA does not exceed 3.65;

-   The Company's debt service coverage ratio, determined at the end of each quarter, shall  not  be  lower than 2.35.

Noncompliance with covenants will accelerate the maturity of the agreement.

The agreement has a cross default clause, i.e., the early maturity of any indebtedness in view of the Company’s loans or any of its Subsidiaries (*) with a total principal amount of US$ 25,000,000.00 or more (or its corresponding amount in other currencies) shall imply this agreement’s early maturity.

(*) As per agreement, subsidiary is: “the company, partnership or another entity from which over 50% of its voting shares are directly or indirectly owned or controlled by any Person or one or other Person’s Subsidiaries, or their combination”.

(f)                     Deutsche Bank US$ 150 million

Balance as of December 31, 2017 is net of borrowing costs in the amount of R$ 5,757 (R$ 8,621 as of December 31, 2016), which will be amortized during the maturity period of the contract.

(i)    Covenants

The agreement has the following restrictive clauses “covenants”:

Calculated every quarter upon the disclosure of interim or annual financial statements:

-   Total debt/adjusted EBITDA: lower than 3.65;

-     Company's debt service coverage ratio, determined at the end of each quarter, shall not be lower than 2.35.

Noncompliance with covenants for two quarters, consecutive or not, will accelerate the maturity of the agreement.

The agreement has a “cross acceleration” clause, i.e., in the early maturity of any debt of the Company or any of its subsidiaries, with a total principal or aggregate amount equal to or higher than R$ 120 million (or its equivalent in another currency), contracted pursuant to the Brazilian law, or with a total principal or aggregate amount equal to or higher than US$ 50 million (or its equivalent in another currency), in the case of debts governed by the laws of any other jurisdiction other than Brazil, will result in the early maturity of the agreement.

(*) Pursuant to the agreement, a subsidiary means any partnership, corporation, company, association or commercial entity in which SABESP or one or more of its subsidiaries directly or indirectly hold more than 50% of the outstanding common shares with voting rights of its respective capital stock.

(g)              Inter-American Development Bank (BID)

Balance as of December 31, 2017 is net of borrowing costs amounting to R$ 14,517 (R$ 12,770 as of December 31, 2016), which will be amortized during the same maturity period of the agreement.

(i)                Main events

In 2017, funding referring to BID 2202 agreement totaled R$ 96,889 and amortizations in the amount of R$ 189,280, among which, the settlement of the BID 713 agreement.

(ii)             Guarantees

Loans obtained from multilateral agencies and from Government Agencies, such as the BID, BIRD and JICA, are guaranteed by the Federal Government, with a counter-guarantee of the São Paulo State government.

(iii)           Covenants

For the outstanding contracts, the Company has the following restrictive clauses “covenants”:

Calculated every quarter upon the disclosure of interim or annual financial statements:

-   Loan agreement 1,212 - Tariffs must: (a) produce revenues sufficient to cover the system's operating expenses, including administrative, operating, maintenance, and depreciation expenses; (b) provide a return on property, plant, and equipment no less than 7%; and (c) during project execution, the balances of current loans must not exceed 8.5% of total equity.

This agreement have an early maturity clause, i.e., in the early maturity will occur in the event the Company’s fail failure to comply with any obligation therewith or any agreements signed with the Bank related to Project finance.

(h)      Japan International Cooperation Agency - JICA

(i)                Relevant funding

Balance as of December 31, 2017 is stated net of borrowing costs amounting to R$ 3,100 (R$ 2,971 as of December 31, 2016), which will be amortized during the same maturity period of the contract.

(ii)                Main events

In 2017, the Company raised R$ 63,909, referring to BZ-P19 (JICA 19) and BZ-P17 (JICA 17) agreements.

In 2017, amortizations totaled R$ 65,702 referring to JICA BZ-15 and JICA BZ-18 agreements.

For the guarantees assigned, see item g (ii) of this note.

(i)       AB Loan (IADB 1983AB)

The balance stated as of December 31, 2017 is net of borrowing costs amounting to R$ 3,400 (R$ 4,641 as of December 31, 2016), which will be amortized during the same maturity period of the contract.

(i)                Main events

In 2017, amortization totaled R$ 75,610.

(ii)             Covenants

The Company has the following restrictive clauses “covenants”:

Calculated every quarter upon the disclosure of interim or annual financial statements:

- The Company’s ratio of debt service coverage, determined on a consolidated basis, must be higher than or equal to 2.35; and

- Total adjusted debt over adjusted EBITDA, determined on a consolidated basis, must be lower than 3.65.

The agreement has an early maturity clause, i.e., in the event of default, the BID may order the early maturity of the loan or part of it.

The agreement also has a “cross default” clause, i.e., in the event of default of any other Company debt with the BID or with third parties (in this case, higher than US$ 25 million), the BID may order the early maturity of the loan.

(j)       International Bank for Reconstruction and Development - IBRD

Balance as of December 31, 2017 is stated net of borrowing costs amounting to R$ 310 (R$ 328 as of December 31, 2016), which will be amortized during the same maturity period of the contract.

(i)                Main events

In 2017, funding totaled R$ 35,710.

For the guarantees assigned, see item g (ii) of this note.

(k)      Covenants

As of December 31, 2017 and 2016, the Company had met the requirements set forth by its borrowings and financing agreements.

(l)       Exchange rate changes

In 2017, the US dollar appreciated 1.5%, from R$ 3.2591 on December 31, 2016 to R$ 3.3080 on December 31, 2017, reducing debt in US dollars by R$ 58,718, and the yen appreciated 5.3%, from R$ 0.02792 on December 31, 2016 to R$ 0.02940 on December 31, 2017, reducing debt in yen by R$ 85,211.

(m)    Borrowings and financing – Credit Limited

Agent	December 31, 2017
(in millions of reais (*))
Brazilian Federal Savings Bank	1,487
Brazilian Development Bank – BNDES	1,576
Inter-American Development Bank – BID	436
Japan International Cooperation Agency – JICA	244
Other	38
TOTAL	3,781

(*)Brazilian Central Bank’s exchange rate as of December 30, 2017 (US$ 1.00 = R$ 3.3080; ¥ 1.00 = R$ 0.02940).

SABESP in order to comply with its Capex plan relies on a fund-raising plan.

Financing resources contracted have specific purposes, which have been released for the execution of their respective investments, according to the progress of the works.